Called up share capital (Tables)	12 Months Ended
Mar. 31, 2025
Called up share capital
Schedule of called up share capital

	2025		2024

	Number	€m	Number	€ m

Ordinary shares of 20 20 / 21 US cents each allotted, issued and fully paid: 1,2

1 April	28,818,683,808	4,797	28,818,256,058	4,797

Allotted during the year	455,190	–	427,750	–

Cancelled during the year	(2,430,853,096)	(478)	–	–

31 March	26,388,285,902	4,319	28,818,683,808	4,797
Notes:

1.	At 31 March 2025, there were 50,000 (2024: 50,000) 7% cumulative fixed rate shares of £1 each in issue.

2.
At 31 March 2025, the Group held 1,416,813,312 (2024: 1,738,561,954) treasury shares with a nominal value of
€
232 million (2024:
€
289 million). The market value of shares held was
€
1,234 million (2024:
€
1,434 million). During the year, 99,750,090 (2024: 87,129,475) treasury shares were reissued under Group share schemes and 2,208,854,544 (2024: nil) shares were repurchased following the disposal of Vodafone Spain.